Goodwill and other intangible assets - Summary of movements of goodwill and intangible assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		$ 9,060
Impairment charges	$ (61)	(9)	$ 0	$ (62)
Intangible assets and goodwill at end of period		8,587	9,060
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		22,241	22,138
Impact of business combinations		75
Impact of asset acquisitions			2
Additions		207	115
Disposals and derecognitions		(147)	(14)
Intangible assets and goodwill at end of period		22,376	22,241	22,138
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(13,181)	(12,449)
Amortization charge		(743)	(745)
Disposals and derecognitions		144	13
Impairment charges		(9)
Intangible assets and goodwill at end of period		(13,789)	(13,181)	(12,449)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		8,926
Intangible assets and goodwill at end of period		8,946	8,926
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		8,926	8,926
Impact of business combinations		20
Intangible assets and goodwill at end of period		8,946	8,926	8,926
Goodwill | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		0	0
Intangible assets and goodwill at end of period		0	0	0
Alcon brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,980
Intangible assets and goodwill at end of period		2,980	2,980
Alcon brand name | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,980	2,980
Intangible assets and goodwill at end of period		2,980	2,980	2,980
Alcon brand name | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		0	0
Intangible assets and goodwill at end of period		0	0	0
Acquired in-process research & development
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		739
Intangible assets and goodwill at end of period		775	739
Acquired in-process research & development | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		918	920
Additions		45
Disposals and derecognitions			(2)
Intangible assets and goodwill at end of period		963	918	920
Acquired in-process research & development | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(179)	(181)
Disposals and derecognitions			2
Impairment charges		(9)
Intangible assets and goodwill at end of period		(188)	(179)	(181)
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		60
Intangible assets and goodwill at end of period		28	60
Technologies | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		5,369	5,369
Disposals and derecognitions		(21)
Intangible assets and goodwill at end of period		5,348	5,369	5,369
Technologies | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(5,309)	(5,278)
Amortization charge		(32)	(31)
Disposals and derecognitions		21
Intangible assets and goodwill at end of period		(5,320)	(5,309)	(5,278)
Currently marketed products
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,018
Intangible assets and goodwill at end of period		1,744	2,018
Currently marketed products | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		6,204	6,189
Impact of business combinations		75
Additions		32	19
Disposals and derecognitions		(82)	(4)
Intangible assets and goodwill at end of period		6,229	6,204	6,189
Currently marketed products | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(4,186)	(3,809)
Amortization charge		(378)	(381)
Disposals and derecognitions		79	4
Intangible assets and goodwill at end of period		(4,485)	(4,186)	(3,809)
Marketing know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,861
Intangible assets and goodwill at end of period		2,622	2,861
Marketing know-how | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		5,960	5,960
Intangible assets and goodwill at end of period		5,960	5,960	5,960
Marketing know-how | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(3,099)	(2,861)
Amortization charge		(239)	(238)
Intangible assets and goodwill at end of period		(3,338)	(3,099)	(2,861)
Other intangible assets (including software)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		402
Intangible assets and goodwill at end of period		438	402
Other intangible assets (including software) | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		810	720
Impact of asset acquisitions			2
Additions		130	96
Disposals and derecognitions		(44)	(8)
Intangible assets and goodwill at end of period		896	810	720
Other intangible assets (including software) | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(408)	(320)
Amortization charge		(94)	(95)
Disposals and derecognitions		44	7
Intangible assets and goodwill at end of period		$ (458)	$ (408)	$ (320)